Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Other Reserves [Abstract]
Summary of Other Reserves

Other reserves consist of the following (in thousands):

	Warrant reserve	Changes in ownership	Share based payments	Cashflow hedge reserve	Merger relief reserve	Time value reserve	Other	Total other reserves
At January 1, 2018	$747	$(8,666)	$44,233	$—	$2,161	$—	$—	$38,475
Movement in cash flow hedge reserve	-	-	-	436	-	-	-	436
Share based payments - equity settled	-	-	28,563	-	-	-	-	28,563
At December 31, 2018	747	(8,666)	72,796	436	2,161	-	-	67,474
Shares issued - acquisition of a subsidiary	-	-	-	-	393,853	-	-	393,853
Movement in cash flow hedge reserve	-	-	-	(3,527)	-	-	-	(3,527)
Loss transferred to the cost of inventory	-	-	-	142	-	-	-	142
Share based payments - equity settled	-	-	76,383	-	-	-	-	76,383
Share based payments - reverse vesting shares	-	-	(82,646)	-	-	-	-	(82,646)
Exercise of warrants	(747)	-	-	-	-	-	-	(747)
Transaction with non-controlling interests	-	-	-	-	-	-	(101,311)	(101,311)
Impairment loss on revaluation of investments	-	-	-	-	-	-	(100)	(100)
Remeasurement loss on legally required severance plan	-	-	-	-	-	-	(58)	(58)
At December 31, 2019	-	(8,666)	66,533	(2,949)	396,014	-	(101,469)	349,463
Movement in cash flow hedge reserve				13,385		2,552		15,937
Gain transferred to the cost of inventory	-	-	-	(1,213)	-	-	-	(1,213)
Shares issued - acquisition of a subsidiary	-	-	-	-	4,808	-	-	4,808
Remeasurement loss on severance plan	-	-	-	-	-	-	(24)	(24)
Share based payment - reverse vesting shares	-	-	26,092	-	-	-	-	26,092
Share based payment - equity settled	-	-	52,690	-	-	-	-	52,690
At December 31, 2020	$-	$(8,666)	$145,315	$9,223	$400,822	$2,552	$(101,493)	$447,753